Compensation Options (Details Narrative) - CAD ($)	1 Months Ended			12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Jan. 31, 2021
Market price per share				$ 0.50
Date of grant				Dec. 02, 2020
Risk free interest rate				0.34%
Volatility rate				94.00%
Dividend rate				0.00%
Expected life				1 year 5 months 30 days
Fair value of transaction cost				$ 138,175
Compensation options price per share				$ 0.31
Exercise price	$ 2.50	$ 3.00	$ 3.50	$ 1.44